PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Text block [abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

	Machinery and Equipment	Computer Equipment and Software	Other	Total

Cost
As at December 31, 2022	$6,665	$1,978	$5,891	$14,534
Additions	6,009	66	253	6,328
Disposals	(101)	-	-	(101)
Transfer to lease receivable (Note 10(a))	(4,100)	-	-	(4,100)
Disposals due to deconsolidation of IsoEnergy	(107)	(65)	-	(172)
As at December 31, 2023	$8,366	$1,979	$6,144	$16,489
Additions	2,109	252	-	2,361
Disposals	(159)	-	-	(159)
Balance as at December 31, 2024	$10,316	$2,231	$6,144	$18,691

Accumulated Depreciation
As at December 31, 2022	$4,703	$1,731	$3,098	$9,532
Depreciation	626	162	980	1,768
Disposals	(81)	-	-	(81)
Disposals due to deconsolidation of IsoEnergy	(69)	(65)	-	(134)
Balance as at December 31, 2023	$5,179	$1,828	$4,078	$11,085
Depreciation	1,047	149	1,056	2,252
Balance as at December 31, 2024	$6,226	$1,977	$5,134	$13,337
Net book value at December 31, 2023	$3,187	$151	$2,066	$5,404
Net book value at December 31, 2024	$4,090	$254	$1,010	$5,354